ACCRUED EXPENSES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued payroll		$ 99,345	$ 62,180
Deferred rent		27,884	21,941
Accrued vacation		58,405	32,692
Accrued warranty reserve		5,000	5,000
Other accruals		148	977
Accrued Liabilities, Current	$ 181,427	$ 190,782	$ 122,790